Gold prepayment liability	12 Months Ended
Dec. 31, 2024
Gold Prepayment Liabilities Disclosure [Abstract]
Gold prepayment liability [Text Block]

19. Gold prepayment liability

Gold prepayment liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2024	Dec. 31, 2023
Current	$-	$55.9

The following table summarizes changes in the gold prepayment liability:

Beginning balance, January 1	$55.9	$71.2
Change in fair value recorded in statement of income (note 7f)	10.7	11.2
Change in fair value recorded in other comprehensive income	(4.3)	0.2
Repayments	(62.3)	(26.7)
Ending balance, December 31	$-	$55.9

During the third quarter of 2024, the Company completed the final delivery and the obligation for the gold prepayment liability.